CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 461	$ (4,666)
Cash flow hedges:
Changes in unrealized gains (losses)	(223)	311
Reclassification adjustments for losses (gains) included in net income (loss)	40	(205)
Net change	(183)	106
Foreign currency translation adjustment	(6)	(170)
Net change in accumulated comprehensive loss	(189)	(64)
Comprehensive Income (loss)	$ 272	$ (4,730)